Tradr 2X Long AAOI Daily ETF

SCHEDULE OF INVESTMENTS

As of April 30, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$351,816,361
TOTAL NET ASSETS — 100.0%	$351,816,361

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	Applied Optoelectronics, Inc.	Receive	13.64% (OBFR01* + 1000bps)	At Maturity	5/5/2027	$91,619,992	$-	$(9,844,344)
Marex	Applied Optoelectronics, Inc.	Receive	9.64% (OBFR01* + 600bps)	At Maturity	4/24/2027	472,364,152	-	133,077,575
TOTAL EQUITY SWAP CONTRACTS								$123,233,231

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of April 30, 2026.